OTHER CURRENT AND NON-CURRENT ASSETS (Details Narrative) ¥ in Millions			7 Months Ended				12 Months Ended
		Oct. 02, 2020	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Ownership percentage							100.00%
Revenue	[1]						$ 24,845,924	$ 11,062,775	$ 13,791,303
Debt instrument covenant description					The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.	The revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.
Contract terms		4 years
Other assets noncurrent							2,948,681	4,302,000
Cost, Amortization							1,400,000
Advertising [Member]
Revenue							$ 2,577,712
UNITED STATES
Due to related parties current and noncurrent								4,300,000	4,300,000	¥ 30.0	¥ 30.0
Other commitment								$ 4,300,000	$ 4,300,000	¥ 30.0	¥ 30.0
UNITED STATES | Advertising [Member]
Revenue			$ 510,000	¥ 3.3	$ 462,000	¥ 3.0
Increase in revenue					$ 462,000	¥ 3.0

[1]	Revenues by operating segments exclude intercompany transactions.